                 SUPPLEMENT TO THE COMMON CLASS PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION

                     CREDIT SUISSE GLOBAL FIXED INCOME FUND

The following information modifies certain information contained in the fund's Prospectus and Statement of Additional Information.

The fund's performance benchmark is the Lehman Brothers Global Aggregate Bond Index (unhedged).

The following information replaces information on pages 9 and 10 of the fund's prospectus:

                          AVERAGE ANNUAL TOTAL RETURNS

                           ONE YEAR      FIVE YEARS     TEN YEARS       LIFE OF       INCEPTION
PERIOD ENDED 12/31/01:       2001        1997-2001      1992-2001         FUND           DATE
 INVESTMENT GRADE BOND
 FUND                       7.66%          6.58%          6.33%          7.56%         8/22/88
 LEHMAN BROTHERS
 INTERMEDIATE
 GOVERNMENT BOND
 INDEX(1)                   8.42%          7.06%          6.64%       8.00%(2)
 LEHMAN BROTHERS
 AGGREGATE BOND
 INDEX(3, 6 )               8.44%          7.43%          7.23%       8.58%(2)
 NEW YORK MUNICIPAL
 FUND                       4.73%          4.90%          5.50%          5.64%          4/1/87
 LEHMAN BROTHERS FIVE-
 YEAR MUNICIPAL BOND
 INDEX(4)                   6.26%          5.36%          5.66%       6.37%(5)

                           ONE YEAR      FIVE YEARS     TEN YEARS       LIFE OF       INCEPTION
PERIOD ENDED 12/31/01:       2001        1997-2001      1992-2001         FUND           DATE
 FIXED INCOME FUND          5.51%          5.98%          6.78%          7.40%         8/17/87
 LEHMAN BROTHERS
 AGGREGATE BOND
 INDEX(6)                   8.44%          7.43%          7.23%          8.57%
 GLOBAL FIXED INCOME
 FUND                       3.17%          4.23%          6.13%          6.86%         11/1/90
 LEHMAN BROTHERS GLOBAL
 AGGREGATE BOND INDEX
 (UNHEDGED)(7)              1.57%          3.51%          6.55%       6.93%(8)

(1) The Lehman Brothers Intermediate Government Bond Index is an unmanaged index (with no defined investment objective) of intermediate-term government bonds, and is calculated by Lehman Brothers Inc.
(2)  Performance since August 31, 1988.
(3) Effective December 19, 2001, the fund changed its benchmark index from the Lehman Brothers Intermediate Government Bond Index to the Lehman Brothers Aggregate Bond Index since the Aggregate Bond Index more closely reflects the fund's investments.
(4) The Lehman Brothers Five-Year Municipal Bond Index is an unmanaged index (with no defined investment objective) of municipal bonds, and is compiled by Lehman Brothers Inc.
(5)  Performance since March 31, 1987.
(6) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/ Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index. The Aggregate Bond Index includes U.S. Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's Investors Service, Standard & Poor's Corporation or Fitch Investors' Service.

(7) The Lehman Brothers Global Aggregate Bond Index (unhedged) is a macro index of global government and corporate bond markets, and is composed of various indices calculated by Lehman Brothers Inc., including the U.S. Aggregate Index, the Pan-European Aggregate Index, the Global Treasury Index, the Asian-Pacific Aggregate Index, the Eurodollar Index and the U.S. Investment-Grade 144A Index.
(8)  Performance since October 31, 1990.

Dated: December 20, 2002                                           WPBDF-16-1202
                                                                        2002-035

                    SUPPLEMENT TO THE CLASS A PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION

                     CREDIT SUISSE GLOBAL FIXED INCOME FUND

The following information supercedes certain information contained in the fund's Prospectus and Statement of Additional Information.

The fund's performance benchmark is the Lehman Brothers Global Aggregate Bond Index (unhedged).

The following information replaces information on page 9 of the fund's prospectus:

                        AVERAGE ANNUAL TOTAL RETURNS(1)

                                     ONE YEAR  FIVE YEARS  10 YEARS   LIFE OF   INCEPTION
      PERIOD ENDED 12/31/01:           2001    1997-2001  1992-2001     FUND       DATE
------------------------------------------------------------------------------------------
 GLOBAL FIXED INCOME FUND              3.17%     4.23%      6.13%      6.86%     11/1/90
------------------------------------------------------------------------------------------
 LEHMAN BROTHERS GLOBAL AGGREGATE
 BOND INDEX (UNHEDGED)(2)              1.57%     3.51%      6.55%    6.93%(3)
------------------------------------------------------------------------------------------

(1) Performance for Class A shares is not provided because this class does not have a full calendar year of performance. Although Common Class shares are not offered in this prospectus, they are invested in the same portfolio. Common Class shares' annual returns differ to the extent that the classes have different fees and expenses. The returns shown have not been restated to reflect these different fees and expenses or the imposition of the sales load applicable to the Class A shares.

(2) The Lehman Brothers Global Aggregate Bond Index (unhedged) is a macro index of global government and corporate bond markets, and is composed of various indices calculated by Lehman Brothers Inc., including the U.S. Aggregate Index, the Pan-European Aggregate Index, the Global Treasury Index, the Asian-Pacific Aggregate Index, the Eurodollar Index and the U.S. Investment-Grade 144A Index.
(3)  Performance since October 31, 1990.

Dated: December 20, 2002                                           CSGIA-16-1202
                                                                        2002-036